Net Loss Per Share	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Net Loss Per Share

11. Net Loss Per Share

The following table sets forth the computation of basic and diluted net loss per share:

	Year Ended December 31
	2018	2017	2016
	(In thousands, except per share and share amounts)
Net loss	$(230,495)	$(39,744)	$(19,085)
Net loss attributable to ordinary shareholders	$(230,495)	$(39,744)	$(19,085)
Weighted average ordinary shares outstanding, basic and diluted	22,559,389	8,872,768	7,100,528
Net loss per share attributable to ordinary shareholders, basic and diluted	$(10.22)	$(4.48)	$(2.69)

Since the Company was in a loss position for all periods presented, basic net loss per share is the same as diluted net loss per share for all periods as the inclusion of all shares convertible into ordinary shares outstanding would have been anti-dilutive.

The following securities, presented based on amounts outstanding at each period end, are considered to be ordinary share equivalents, but were not included in the computation of diluted net loss per ordinary share because to do so would have been anti-dilutive:

	December 31,
	2018	2017	2016
Convertible preferred shares	—	33,277,678	11,204,199
Share options	9,179,247	3,612,288	1,809,442
Unvested performance-based restricted share units	219,922	—	—
	9,399,169	36,889,966	13,013,641